INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2015
Inventories [Abstract]
Inventories [Table Text Block]	Inventories consisted of the following (in millions):

December 31,	2015	2014
Raw materials and packaging	$1,564	$1,615
Finished goods	1,032	1,134
Other	306	351
Total inventories	$2,902	$3,100